Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
Schedule of Financial Assets
	Financial assets at FVTPL	Financial assets at amortized cost	Total
	US$’000	US$’000	US$’000
As of December 31, 2023
Accounts receivable	—	5,339	5,339
Financial assets at FVTPL	77,801	—	77,801
Amounts due from joint ventures	—	23,810	23,810
Deposits and other receivables	—	2,139	2,139
Restricted cash	—	135	135
Cash and bank balances	—	6,121	6,121
	77,801	37,544	115,345
As of December 31, 2024
Accounts receivable	—	6,457	6,457
Financial assets at FVTPL	420,544	—	420,544
Derivative financial instruments	30,339	—	30,339
Deposits and other receivables	—	1,315	1,315
Cash and bank balances	—	19,978	19,978
	450,883	27,750	478,633
As of December 31, 2025
Accounts receivable	—	7,112	7,112
Financial assets at FVTPL	467,184	—	467,184
Derivative financial instruments	177,450	—	177,450
Deposits and other receivables	—	79,032	79,032
Cash and bank balances	—	17,660	17,660
	644,634	103,804	748,438

Schedule of Financial Liabilities at Amortized Costs
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Accounts payable	8,808	2,785	1,533
Other payables and accruals	17,151	7,309	6,114
Borrowings	62,304	219,609	259,142
Amounts due to subsidiary’s non-controlling shareholders	53,727	63,019	64,081
Deferred underwriting commissions	—	—	6,000
Redeemable shares classified as financial liabilities	—	—	139,322
Amount due to ultimate holding company	70,196	102,622	132,541
	212,186	395,344	608,733